Income Taxes - Relationship Between Tax Expense and Profit Before Tax (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)
Tax rates
Applicable tax rate	26.40%	26.40%	26.40%	26.40%
Corporate income tax rate	15.00%	15.00%	15.00%	15.00%
Solidarity surcharge	5.50%	5.50%	5.50%	5.50%
Trade taxes	10.60%	10.60%	10.60%	10.60%
Relationship Between Tax Expense and Profit Before Tax
Profit before tax		€ 5,026	€ 4,863	€ 3,991
Tax expense at applicable tax rate		1,326	1,284	1,055
Foreign tax rates		(402)	(105)	(126)
Changes in tax laws and tax rates		(212)	3	12
Non-deductible expenses		82	78	61
Tax exempt income		(95)	(106)	(103)
Withholding taxes		131	112	115
Research and development and foreign tax credits		(26)	(36)	(31)
Prior-year taxes		(39)	(43)	(55)
Reassessment of deferred tax assets, research and development tax credits, and foreign tax credits		185	43	43
Other		20	(1)	(36)
Total income tax expense	$ 1,167	€ 970	€ 1,229	€ 935
Effective tax rate (in %)	19.30%	19.30%	25.30%	23.40%